Long-term Debt and Credit Facility (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Disclosure of detailed information about borrowings

	Notes	December 31, 2025	December 31, 2024
Credit facility	(a)	$200.0	$220.0
5.75% senior notes	(b)	448.8	448.4
Second lien term loan	(c)	—	358.4
Equipment loans	(d)	1.0	2.1
		$649.8	$1,028.9
Current portion of long-term debt		$1.0	$1.0
Non-current portion of long-term debt		648.8	1,027.9
		$649.8	$1,028.9
The following are the contractual maturities related to the long-term debts, including interest payments:

		Payments due by period
December 31, 2025	Notes	Carrying amount	Contractual cash flows	1 yr	2-3 yrs
Notes	(b)	$450.0	$527.7	$25.9	$501.8
Equipment loans	(d)	$1.0	$1.0	$1.0	$—

		Years ended December 31,
	Notes	2025	2024
Available amount under Credit Facility, beginning of year		$418.5	$387.0
Increase (decrease) in available amount under Credit Facility[1]		—	225.0
Draws	34(e)	(130.0)	(280.0)
Repayments	34(e)	150.0	60.0
Decrease (increase) in letters of credit[2]		7.2	26.5
Available amount under Credit Facility, end of year		$445.7	$418.5
1.The amendment was determined to be a substantial modification to the Credit Facility, and therefore was accounted for as a debt extinguishment.
2.The letters of credit were issued under the Credit Facility as security for asset retirement obligations (notes 18(e) and 14(a)), as well as providing guarantee for utility services in Ontario.